Equity Investments	12 Months Ended
Dec. 31, 2011
Equity Investments [Abstract]
Equity Investments

10. Equity Investments

The Company holds two investments in unconsolidated companies. KSA Limited Partnership is a 50 percent owned concrete crosstie operation located in Portsmouth, Ohio. Tangshan Koppers Kailuan Carbon Chemical Company Limited (“TKK”) commenced operation of a new tar distillation facility in the Hebei Province of China. The Company holds a 30 percent investment in TKK. Equity in earnings (losses) and total dividends received for the three years ended December 31, 2011 were as follows:

	Equity income (loss)	Dividends received
(Dollars in millions)
2011	$0.2	$0.0
2010	0.0	0.0
2009	(1.5)	0.5